Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 4 - Property and Equipment, Net

Property and equipment, net are as follows:

	September 30, 2013	December 31, 2012
Vehicles	$22,679	$91,652
Software and equipment	719,979	715,172
Furniture and fixtures	17,153	17,153
Leasehold improvements	252,406	243,352
	1,012,217	1,067,329
Less accumulated depreciation	(852,993)	(834,637)
Total property and equipment, net	$159,224	$232,692

4. Property and Equipment

Property and Equipment consists of the following:

	2012	2011
Vehicles	$91,652	$55,069
Software and equipment	715,172	662,394
Furniture and fixtures	17,153	17,153
Leasehold improvements	243,352	243,352
Total property and equipment	$1,067,329	$977,968